RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 1,745,920	$ 1,846,432
New loans	223,920
Repayments	$ (1,969,840)	$ (100,512)
Credit line, net activity
Ending balance		$ 1,745,920
Fees and bonuses paid to directors during the period	$ 207,000	159,000
Deposits from related parties held by the Bank at end of period	$ 2,480,334	$ 1,545,341